BUSINESS COMBINATION (Narrative) (Details) - USD ($) $ in Thousands		1 Months Ended	12 Months Ended
	Jan. 06, 2025	Nov. 30, 2023	Dec. 31, 2025	Dec. 31, 2024
DPI [Member]
Business Acquisition [Line Items]
Price consideration		$ 19,231
Value of ordinary shares issued		2,461
Deferred payment in ordinary shares		820
Business combination, transaction cost, excluding separately recognized transaction		4,787		$ 2,734
Contingent earn-out payments		$ 11,163
Business combination, consideration transferred, equity interest, share issued, number of shares		2,419,755
Commitment to issue shares			705,245
Incurred transaction costs			$ 3,488
One time payment payable			9,000
Other long-term liabilities			2,000	1,382
DPI [Member] | Minimum [Member]
Business Acquisition [Line Items]
Additional Earn Out consideration			2,000
DPI [Member] | Maximum [Member]
Business Acquisition [Line Items]
Additional Earn Out consideration			9,000
SBS [Member]
Business Acquisition [Line Items]
Price consideration	$ 138,975
Value of ordinary shares issued	98,000
Business combination, transaction cost, excluding separately recognized transaction	107,788
Contingent earn-out payments	31,187
Contingent earn-out payments, potential payment	$ 147,000
Fair value of earn out consideration amount			7,690
Updated goodwill balance			1,829	117,040
Pro forma Revenue			10,245	$ 126,714
Amount of drawn down credit facility			60,000
Secured credit facility			$ 100,000